OPERATING EXPENSES (Details ) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Salaries	$ 1,449,765	$ 1,350,956	$ 1,253,787
Bonuses	560,149	440,493	374,056
Private premium	378,979	322,420	315,983
Social security contributions	319,424	308,116	287,693
Indemnization payment	140,633	107,992	129,849
Other benefits	517,874	474,077	431,011
Total employee benefits expense	$ 3,366,824	$ 3,004,054	$ 2,792,379